Sales Revenue - Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 364,407	¥ 322,397
Within 1 year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	127,377	113,924
Between 1 and 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	221,282	197,037
Later than 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 15,748	¥ 11,436